Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands							12 Months Ended
	Aug. 07, 2024	Apr. 17, 2024	Feb. 28, 2024	Aug. 09, 2023	Apr. 19, 2023	Feb. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Rights, preferences and restrictions attaching to class of share capital							Each common share entitles its holder to one vote at Shareholders’ Meetings.
Increase in capital reserves							R$ 112,160	R$ 24,303
Treasury shares							(596,400)	(470,510)
Dividends payable								R$ 439,684	R$ 109,515
Dividends per share								R$ 0.4	R$ 0.1
Proposed dividends payable							R$ 493,301	R$ 439,684	R$ 109,515
Proposed dividends payable per share							R$ 0.45	R$ 0.4	R$ 0.1
Legal reserve as percentage of net income							5.00%	5.00%	5.00%
Threshold percentage of share capital for legal reserve allocation							20.00%
Legal reserves							R$ 240,127	R$ 121,990
Investments statutory reserve as maximum percentage of net income							75.00%
Threshold percentage of share capital for investments reserve allocation							100.00%
Increase in Company's capital					R$ 1,450,000
Minimum mandatory dividends as percentage of net income							25.00%	25.00%	25.00%
Outstanding shares price per share							R$ 15.88	R$ 26.51	R$ 12.61
Dividend paid per share	R$ 0.25
Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves	R$ 821		R$ 5,631	R$ 149		R$ 411
Incurred costs directly attributable to issuing new shares							R$ 2,260
Treasury shares
Disclosure of classes of share capital [line items]
Shares held in treasury							19,283,471	16,195,439	19,974,556
Average cost							R$ 17.87
Treasury shares							R$ (596,400)	R$ (470,510)
Description buyback program of shares							On November 28, 2024, the Company's Board of Directors approved a buyback program of shares issued by the Company, effective for twelve months starting on December 2, 2024 and limited to a maximum of 25,000,000 common shares.
Shares buyback program authorized common shares							25,000,000
Shares Buyback program number of shares acquired							8,900,000
Shares Buyback program average price per share							R$ 16.74
Capital reserve | Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves							R$ 498,812
Investments statutory reserve
Disclosure of classes of share capital [line items]
Retention of profits and investments reserve							R$ 7,746,973	R$ 6,267,569
Increase in Company's capital					567,425
Legal Reserve
Disclosure of classes of share capital [line items]
Increase in Company's capital					R$ 882,575
Common shares [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock							1,115,439,503	1,115,212,490
Par value per share							R$ 0
Common shares outstanding							65,757,889	52,197,033	58,895,761
Payment of dividends	R$ 275,971	R$ 134,031
Dividend payable date	Aug. 23, 2024
Common shares [member] | Treasury shares
Disclosure of classes of share capital [line items]
Balance of treasury shares granted with right of use							14,083,439	9,515,384
Shares held in treasury							19,283,471	16,195,439